Risk management - Disclosure of main credit risk aggregates arising on customer business (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 1,133,898	€ 1,124,121	€ 1,051,114
NPL ratio	3.14%	3.08%	3.16%
Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 35,620	€ 34,673	€ 33,234
Spain
Disclosure of credit risk exposure [line items]
NPL ratio	3.06%
Europe
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 624,696	€ 639,996	€ 636,123
NPL ratio	2.32%	2.37%	3.12%
Europe | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 14,495	€ 15,186	€ 19,822
Europe | Spain
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 278,569	€ 293,197	€ 283,953
NPL ratio	3.06%	3.27%	4.72%
Europe | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 8,529	€ 9,598	€ 13,403
Europe | United Kingdom
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 247,360	€ 253,455	€ 262,869
NPL ratio	1.42%	1.21%	1.43%
Europe | United Kingdom | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 3,518	€ 3,059	€ 3,766
Europe | Portugal
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 39,503	€ 41,755	€ 41,941
NPL ratio	2.59%	2.99%	3.44%
Europe | Portugal | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,024	€ 1,247	€ 1,442
Europe | Poland
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 39,329	€ 33,350	€ 33,497
NPL ratio	3.55%	3.80%	3.61%
Europe | Poland | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,397	€ 1,268	€ 1,210
North America
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 190,720	€ 185,614	€ 149,792
NPL ratio	4.09%	3.03%	2.42%
North America | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 7,805	€ 5,629	€ 3,632
North America | United States
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 137,893	€ 140,452	€ 112,808
NPL ratio	4.57%	3.25%	2.33%
North America | United States | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 6,303	€ 4,571	€ 2,624
North America | Mexico
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 52,785	€ 45,107	€ 36,984
NPL ratio	2.82%	2.32%	2.73%
North America | Mexico | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,489	€ 1,047	€ 1,009
South America
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 177,380	€ 167,348	€ 141,874
NPL ratio	5.72%	6.20%	4.50%
South America | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 10,142	€ 10,381	€ 6,387
South America | Brazil
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 113,937	€ 101,801	€ 85,702
NPL ratio	6.56%	7.57%	4.88%
South America | Brazil | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 7,479	€ 7,705	€ 4,182
South America | Chile
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 46,565	€ 47,811	€ 41,479
NPL ratio	5.01%	4.99%	4.43%
South America | Chile | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 2,332	€ 2,384	€ 1,838
South America | Argentina
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 3,903	€ 5,844	€ 5,481
NPL ratio	1.99%	2.08%	3.61%
South America | Argentina | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 78	€ 122	€ 198
Digital Consumer Bank
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 135,608	€ 125,339	€ 116,989
NPL ratio	2.12%	2.06%	2.13%
Digital Consumer Bank | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 2,877	€ 2,583	€ 2,490
Corporate Centre
Disclosure of credit risk exposure [line items]
Credit risk with customers	€ 5,494	€ 5,824	€ 6,337
NPL ratio	5.48%	15.35%	14.38%
Corporate Centre | Credit impaired
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 301	€ 894	€ 903